Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Lease Liabilities - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Beginning Balance	SFr 461,485	SFr 575,736
Additions
Interest expense	19,294	15,949
Repayment of lease liability	(134,707)	(130,200)
Remeasurement (revised lease term)	(246,413)
Ending Balance	99,659	461,485
thereof non-current		343,629
thereof current	SFr 99,659	SFr 117,856